Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2017	2018
	RMB	RMB	US$
VAT and surcharges payable	88,435	156,045	22,696
Payroll and welfare payable	409,691	574,389	83,541
Accrued rebates	646,922	880,624	128,081
Deposit from customers	46,321	80,385	11,692
Accrued expenses	328,315	571,625	83,139
Payable for purchase of fixed assets	6,303	27,132	3,946
Professional service fees	5,236	9,206	1,339
Payable for exercise of share-based awards	5,735	39,500	5,745
Others	121,976	101,042	14,696

	1,658,934	2,439,948	354,875